Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document And Entity Information
Entity Registrant Name	Lazydays Holdings, Inc.
Entity Central Index Key	0001721741
Document Type	S-1/A
Document Period End Date	Mar. 31, 2018
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Amendment Description	Amendment No. 3
Entity Filer Category	Smaller Reporting Company
Trading Symbol	LAZY